Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.8%
386	iShares 20+ Year Treasury Bond ETF	$41,059	0.4
968	iShares Russell 2000 ETF	172,691	1.9
12,357	Vanguard FTSE Developed Markets ETF	558,166	6.0
210	Vanguard Mid-Cap ETF	44,293	0.5

	Total Exchange-Traded Funds
	(Cost $737,398)	816,209	8.8

MUTUAL FUNDS: 91.3%
	Affiliated Investment Companies: 91.3%
46,558	Voya Large Cap Value Portfolio - Class R6	249,087	2.7
71,192	Voya Multi-Manager Emerging Markets Equity Fund - Class I	645,001	6.9
87,658	Voya Multi-Manager International Equity Fund - Class I	837,129	9.0
87,481	Voya Multi-Manager International Factors Fund - Class I	761,082	8.2
24,792	Voya Multi-Manager Mid Cap Value Fund - Class I	217,673	2.3
8,820	(1) Voya Russell Large Cap Growth Index Portfolio Class I	468,787	5.1
3,835	(1) Voya Small Cap Growth Fund - Class R6	134,609	1.5
16,633	Voya Small Company Fund - Class R6	221,213	2.4
184,865	Voya U.S. Stock Index Portfolio - Class I	3,133,464	33.7
19,029	VY® Invesco Comstock Portfolio - Class I	397,901	4.3
28,442	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	751,998	8.1
24,999	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	231,238	2.5
6,263	VY® T. Rowe Price Growth Equity Portfolio - Class I	430,270	4.6

	Total Mutual Funds
	(Cost $8,699,433)	8,479,452	91.3

	Total Investments in Securities (Cost $9,436,831)	$9,295,661	100.1
	Liabilities in Excess of Other Assets	(6,511)	(0.1)
	Net Assets	$9,289,150	100.0

(1)  Non-income producing security.

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$816,209	$–	$–	$816,209
Mutual Funds	8,479,452	–	–	8,479,452
Total Investments, at fair value	$9,295,661	$–	$–	$9,295,661

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$126,003	$114,382	$(243,221)	$2,836	$-	$428	$(1,149)	$-
Voya Large Cap Value Portfolio - Class R6	223,967	35,747	(43,783)	33,156	249,087	-	(27,231)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	504,725	170,686	(86,241)	55,831	645,001	-	(29,805)	-
Voya Multi-Manager International Equity Fund - Class I	763,311	138,696	(150,398)	85,520	837,129	-	(25,749)	-
Voya Multi-Manager International Factors Fund - Class I	680,062	121,712	(103,118)	62,426	761,082	-	(9,134)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	202,548	32,546	(22,072)	4,651	217,673	-	(4,514)	-
Voya Russell Large Cap Growth Index - Class I	-	428,219	(2,197)	42,765	468,787	-	87	-
Voya Small Cap Growth Fund - Class R6	124,063	25,475	(23,069)	8,140	134,609	-	466	-
Voya Small Company Fund - Class R6	210,022	45,046	(43,008)	9,153	221,213	-	(243)	-
Voya U.S. Stock Index Portfolio - Class I	2,700,504	429,227	(253,767)	257,500	3,133,464	-	(50,118)	-
VY® Invesco Comstock Portfolio - Class I	367,292	59,135	(25,693)	(2,833)	397,901	-	1,393	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	661,440	105,288	(70,596)	55,866	751,998	-	(13,075)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	201,083	35,418	(38,547)	33,284	231,238	-	(16,753)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	364,787	81,440	(137,133)	121,176	430,270	-	(58,749)	-
	$7,129,807	$1,823,017	$(1,242,843)	$769,471	$8,479,452	$428	$(234,574)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,939,109.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$170,139
Gross Unrealized Depreciation	(813,587)
Net Unrealized Depreciation	$(643,448)